VIRTUS SMALL-CAP GROWTH SERIES
Virtus Small-Cap Growth Series
Investment Objective
The Series has an investment objective of long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Small-Cap Growth Series. The table does not include any fees or sales charges under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees VIRTUS SMALL-CAP GROWTH SERIES (USD $)	Class A	Class I
Shareholder Fees	none	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses VIRTUS SMALL-CAP GROWTH SERIES		Class A	Class I
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.28%	0.28%
Total Annual Series Operating Expenses		1.38%	1.13%
Less: Expense Reimbursement	[1]	(0.19%)	(0.19%)
Total Annual Series Operating Expenses After Expense Reimbursement	[1]	1.19%	0.94%
[1]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.19% for Class A Shares and 0.94% for Class I Shares, through April 30, 2016. After April 30, 2016, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VIRTUS SMALL-CAP GROWTH SERIES (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	121	418	737	1,641
Class I	96	340	604	1,358

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
The Series pursues long-term capital appreciation in the small-cap sector while seeking to provide the risk characteristics of the less volatile large-cap S&P 500® Index. The Series invests in a select group of small-cap companies that the subadviser believes to be growth companies and undervalued relative to their future growth potential. The investment strategy emphasizes companies assessed by the subadviser as having a competitive advantage, strong management and low financial risk and as able to grow over market cycles, despite their discounted valuations.

Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Growth Index. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2014, the market capitalization range of companies included in the Russell 2000® Growth Index was $31 million to $7.3 billion. Generally, the Series invests in approximately 20-35 securities at any given time.

Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Growth Stocks Risk.  The risk that the Series’ investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.
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  Limited Number of Investments Risk.  The risk that the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.
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  Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Small Market Capitalization Companies Risk.  The risk that the Series’ investments in small market capitalization companies will increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark (the Russell 2000® Growth Index) that reflects the market sectors in which the Series invests®. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns for Class A Shares
Annual Return (%)

Best Quarter:	2Q/2009	16.58%	Worst Quarter:	4Q/2008:	-25.51%	Year to date (3/31/15):	3.96%

Average Annual Total Returns (for the periods ended 12/31/14)
Average Annual Total Returns VIRTUS SMALL-CAP GROWTH SERIES	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A	5.50%	16.97%	9.00%
Class I	Class I	5.78%			18.91%	Apr. 30, 2013
Class I S&P 500® Index (does not reflect fees or expenses)	S&P 500® Index (does not reflect fees or expenses)				18.88%	Apr. 30, 2013
Class I Russell 2000® Growth Index (does not reflect fees or expenses)	Russell 2000® Growth Index (does not reflect fees or expenses)				19.43%	Apr. 30, 2013
S&P 500® Index (does not reflect fees or expenses)	S&P 500® Index (does not reflect fees or expenses)	13.69%	15.45%	7.67%
Russell 2000® Growth Index (does not reflect fees or expenses)	Russell 2000® Growth Index (does not reflect fees or expenses)	5.60%	16.80%	8.54%

Class I Shares have been in existence only since April 30, 2013; therefore, limited performance information for Class I Shares is available to include here. However, the returns for Class I Shares for other periods would have been substantially similar to those shown for Class A Shares because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown only for Class A Shares, investment performance for Class I Shares would have been higher than for Class A Shares.
Updated performance information is available at virtus.com or by calling 800-367-5877.